Dividends - Summary of Dividends Declared by Board of directors (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Dividends Payable [Line Items]
Dividends Per Ordinary Share	$ 1.2675	$ 1.105	$ 0.970
Declaration Date, August 7, 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		Aug. 07, 2019
Record Date		Sep. 30, 2019
Payment Date		Oct. 25, 2019
Dividends Per Ordinary Share		$ 0.285
Total Amount		$ 38,413
Declaration Date, May 14, 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		May 14, 2019
Record Date		Jun. 28, 2019
Payment Date		Jul. 19, 2019
Dividends Per Ordinary Share		$ 0.285
Total Amount		$ 38,730
Declaration Date, February 5, 2019 [Member]
Dividends Payable [Line Items]
Declaration Date		Feb. 05, 2019
Record Date		Mar. 29, 2019
Payment Date		Apr. 19, 2019
Dividends Per Ordinary Share		$ 0.285
Total Amount		$ 39,084
Declaration Date, November 8, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date			Nov. 08, 2017
Record Date			Dec. 29, 2017
Payment Date			Jan. 19, 2018
Dividends Per Ordinary Share			$ 0.220
Total Amount			$ 31,556
Declaration Date, July 31, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date			Jul. 31, 2018
Record Date			Sep. 28, 2018
Payment Date			Oct. 19, 2018
Dividends Per Ordinary Share			$ 0.250
Total Amount			$ 35,046
Declaration Date, May 10, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date			May 10, 2018
Record Date			Jun. 29, 2018
Payment Date			Jul. 20, 2018
Dividends Per Ordinary Share			$ 0.250
Total Amount			$ 35,363
Declaration Date, January 30, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date			Jan. 30, 2018
Record Date			Mar. 30, 2018
Payment Date			Apr. 20, 2018
Dividends Per Ordinary Share			$ 0.250
Total Amount			$ 35,637
Declaration Date, November 8, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date		Nov. 08, 2018
Record Date		Dec. 31, 2018
Payment Date		Jan. 18, 2019
Dividends Per Ordinary Share		$ 0.250
Total Amount		$ 34,755
Declaration Date, August 5, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Aug. 05, 2020
Record Date	Sep. 30, 2020
Payment Date	Oct. 23, 2020
Dividends Per Ordinary Share	$ 0.3275
Total Amount	$ 43,084
Declaration Date, May 7, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	May 07, 2020
Record Date	Jun. 30, 2020
Payment Date	Jul. 24, 2020
Dividends Per Ordinary Share	$ 0.3275
Total Amount	$ 43,568
Declaration Date, February 4, 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 04, 2020
Record Date	Mar. 31, 2020
Payment Date	Apr. 24, 2020
Dividends Per Ordinary Share	$ 0.3275
Total Amount	$ 43,723
Declaration Date, November 12, 2019 [Member]
Dividends Payable [Line Items]
Declaration Date	Nov. 12, 2019
Record Date	Dec. 31, 2019
Payment Date	Jan. 24, 2020
Dividends Per Ordinary Share	$ 0.285
Total Amount	$ 38,357